                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3563
-------------------------------------------------------------------------------

                         MONEY MARKET VARIABLE ACCOUNT
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2004

Money Market Variable Account

                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  MONEY MARKET VARIABLE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 63.9%
--------------------------------------------------------------------------------------------------------------------------
Abbey National LLC, due 10/01/04                                                            $1,000,000          $1,000,000
--------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., due 10/04/04                                                 1,000,000             999,853
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., due 10/29/04                                                          1,420,000           1,418,211
--------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., due 11/18/04                                                           1,630,000           1,626,088
--------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, due 10/22/04                                                       1,642,000           1,640,305
--------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 10/22/04 - 11/08/04                                 1,630,000           1,628,166
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., due 10/26/04                                                                 1,661,000           1,659,097
--------------------------------------------------------------------------------------------------------------------------
Cofco Capital Corp., due 11/16/04                                                              308,000             307,272
--------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, due 12/10/04                                                                1,619,000           1,613,334
--------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, due 11/01/04                                                             1,586,000           1,583,569
--------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 11/19/04 - 12/10/04                                     1,638,000           1,633,629
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 11/19/04                                                   695,000             693,278
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., due 10/01/04                                                             931,000             931,000
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., due 10/25/04                                                      1,375,000           1,373,854
--------------------------------------------------------------------------------------------------------------------------
Govco, Inc., due 10/29/04                                                                    1,178,000           1,176,488
--------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 12/08/04                                                     1,616,000           1,610,567
--------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., due 10/15/04 - 10/18/04                                1,663,000           1,661,887
--------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., due 10/12/04 - 10/13/04                                        1,610,000           1,609,150
--------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc., due 11/10/04                                                          1,314,000           1,311,562
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., due 10/27/04                                               1,636,000           1,633,897
--------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 10/28/04                                                         1,663,000           1,660,979
--------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., due 10/15/04 - 11/08/04                                              1,456,000           1,454,171
--------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivable Corp., due 10/28/04                                                   1,700,000           1,697,731
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, due 10/14/04                                                           1,189,000           1,188,523
--------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., due 10/19/04                                                    1,817,000           1,815,383
--------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 11/08/04                                                        480,000             479,098
--------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                            $35,407,092
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations - 26.4%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, due 11/12/04 - 11/22/04                                                         $3,613,000          $3,604,712
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, due 10/05/04 - 12/10/04                                                        11,036,000          11,016,633
--------------------------------------------------------------------------------------------------------------------------
Total U.S.Government Agency Obligations, at Amortized Cost and Value                                           $14,621,345
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 7.6%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$4,178,216 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                       $4,178,000          $4,178,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                 $54,206,437
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.1%                                                                            1,168,420
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $55,374,857
--------------------------------------------------------------------------------------------------------------------------

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL REPORT.

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     MONEY MARKET VARIABLE ACCOUNT
                ---------------------------------------------------------------


By (Signature and Title)*     ROBERT J. MANNING
                              -------------------------------------------------
                              Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     ROBERT J. MANNING
                              -------------------------------------------------
                              Robert J. Manning, President (Principal
                              Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*     RICHARD M. HISEY
                              -------------------------------------------------
                              Richard M. Hisey, Treasurer (Principal Financial
                              Officer and Accounting Officer)

Date: November 23, 2004
      -----------------


* Print name and title of each signing officer under his or her signature.